Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Debentures
The following tables shows the movement of the convertible debenture balance during the year:

The following tables shows the movement of the convertible debenture balance during the year:

Amount
Balance, January 1, 2021	$7,546,453
Conversion to equity	(7,626,957)
Accretion	80,504
Balance, December 31, 2021 and 2022	$-